Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.5%
Activision Blizzard, Inc.	12,816	$1,012,592
Alphabet, Inc., Class A*	4,953	13,403,165
Alphabet, Inc., Class C*	4,557	12,367,561
AT&T, Inc.	118,695	3,026,722
Comcast Corp., Class A	75,761	3,787,292
Electronic Arts, Inc.	4,717	625,757
Fox Corp., Class A	5,306	215,477
Fox Corp., Class B	2,464	91,612
Liberty Broadband Corp., Class A*	395	57,808
Liberty Broadband Corp., Class C*	2,392	354,997
Live Nation Entertainment, Inc.*	2,451	268,409
Omnicom Group, Inc.	3,544	267,076
Pinterest, Inc., Class A*	9,164	270,888
Roku, Inc.*	1,933	317,109
Snap, Inc., Class A*	19,828	645,203
Take-Two Interactive Software, Inc.*	1,911	312,143
Twitter, Inc.*	12,929	484,967
Verizon Communications, Inc.	66,257	3,526,860
Walt Disney Co. (The)*	30,224	4,321,125

Total Communication Services		45,356,763

Consumer Discretionary — 9.5%
Aptiv PLC*	4,478	611,605
Best Buy Co., Inc.	3,661	363,464
Booking Holdings, Inc.*	678	1,665,256
Burlington Stores, Inc.*	1,097	259,912
Carnival Corp.*	14,222	281,738
Chipotle Mexican Grill, Inc.*	438	650,684
Domino's Pizza, Inc.	616	280,064
DR Horton, Inc.	5,544	494,636
eBay, Inc.	10,403	624,908
Etsy, Inc.*	2,086	327,669
Garmin Ltd.	2,540	316,027
Hasbro, Inc.	2,139	197,815
Hilton Worldwide Holdings, Inc.*	4,552	660,541
Home Depot, Inc. (The)	17,555	6,442,334
LKQ Corp.	4,176	229,220
Lowe's Cos., Inc.	11,480	2,724,778
Lululemon Athletica, Inc.*	1,990	664,182
Marriott International, Inc., Class A*	4,394	707,961
McDonald's Corp.	12,425	3,223,666
MercadoLibre, Inc.*	794	898,856
Mohawk Industries, Inc.*	933	147,293
Newell Brands, Inc.	6,313	146,525
NIKE, Inc., Class B	20,998	3,109,174
Ross Stores, Inc.	5,801	567,048
Royal Caribbean Cruises Ltd.*	3,593	279,571
Starbucks Corp.	19,592	1,926,285
Target Corp.	8,103	1,786,144
Tesla, Inc.*	13,544	12,686,936
TJX Cos., Inc. (The)	18,538	1,334,180
Tractor Supply Co.	1,888	412,169
Ulta Beauty, Inc.*	882	320,819
Vail Resorts, Inc.	660	182,886
VF Corp.	5,861	382,196
Yum China Holdings, Inc.	6,710	323,221

Total Consumer Discretionary		45,229,763

Consumer Staples — 5.7%
Archer-Daniels-Midland Co.	9,259	694,425
Campbell Soup Co.	3,335	147,140
Church & Dwight Co., Inc.	4,073	418,094
Clorox Co. (The)	2,041	342,602
Coca-Cola Co. (The)	64,400	3,929,044
Colgate-Palmolive Co.	13,991	1,153,558
FConagra Brands, Inc.	7,824	271,962
Costco Wholesale Corp.	7,337	3,706,139
Estee Lauder Cos., Inc. (The), Class A	3,604	1,123,691
General Mills, Inc.	10,059	690,852
Hershey Co. (The)	2,409	474,742
Hormel Foods Corp.	4,674	221,875
J M Smucker Co. (The)	1,742	244,890
Kellogg Co.	4,273	269,199
Keurig Dr Pepper, Inc.	13,086	496,614
Kimberly-Clark Corp.	5,586	768,913
Kroger Co. (The)	11,243	490,082
McCormick & Co., Inc.	4,104	411,672
PepsiCo, Inc.	22,977	3,986,969
Procter & Gamble Co. (The)	40,077	6,430,355
Sysco Corp.	8,018	626,607
Walgreens Boots Alliance, Inc.	11,886	591,447

Total Consumer Staples		27,490,872

Energy — 1.1%
Baker Hughes Co.	13,059	358,339
Halliburton Co.	13,746	422,552
Kinder Morgan, Inc.	33,016	573,158
Marathon Petroleum Corp.	10,538	756,101
ONEOK, Inc.	7,372	447,333
Phillips 66	7,264	615,915
Schlumberger NV	23,234	907,752
Valero Energy Corp.	6,775	562,122
Williams Cos., Inc. (The)	20,167	603,800

Total Energy		5,247,072

Financials — 8.6%
Aflac, Inc.	10,201	640,827
Alleghany Corp.*	222	147,408
Allstate Corp. (The)	4,803	579,578
Ally Financial, Inc.	5,930	282,980
American Express Co.	9,880	1,776,622
American International Group, Inc.	14,227	821,609
Ameriprise Financial, Inc.	1,881	572,407
Annaly Capital Management, Inc.	23,958	189,268
Aon PLC, Class A	3,586	991,314
Arch Capital Group Ltd.*	6,377	295,383
Arthur J Gallagher & Co.	3,406	537,944
Bank of America Corp.	122,980	5,674,297
Bank of New York Mellon Corp. (The)	13,047	773,165
Blackstone, Inc.	11,391	1,503,270
Charles Schwab Corp. (The)	25,055	2,197,323
Chubb Ltd.	6,152	1,213,667
Cincinnati Financial Corp.	2,569	302,705
Citigroup, Inc.	33,644	2,190,897
Citizens Financial Group, Inc.	7,052	362,966
Everest Re Group Ltd.	647	183,360
First Republic Bank	2,959	513,653
Franklin Resources, Inc.	4,855	155,214
Globe Life, Inc.	1,553	158,872
Hartford Financial Services Group, Inc. (The)	5,749	413,181
Huntington Bancshares, Inc.	24,169	363,985
Interactive Brokers Group, Inc., Class A	1,466	99,967

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Intercontinental Exchange, Inc.	9,280	$1,175,405
KeyCorp	15,833	396,775
M&T Bank Corp.	2,106	356,714
Marsh & McLennan Cos., Inc.	8,347	1,282,433
MetLife, Inc.	10,969	735,581
Moody's Corp.	2,665	914,095
Morgan Stanley	23,853	2,445,887
MSCI, Inc.	1,337	716,792
Northern Trust Corp.	3,304	385,379
PNC Financial Services Group, Inc. (The)	7,027	1,447,492
Principal Financial Group, Inc.	4,442	324,533
Progressive Corp. (The)	9,709	1,054,980
Prudential Financial, Inc.	6,420	716,279
Raymond James Financial, Inc.	3,058	323,750
Regions Financial Corp.	15,790	362,223
S&P Global, Inc.(a)	4,011	1,665,447
SVB Financial Group*	928	541,859
Synchrony Financial	9,439	402,007
Travelers Cos., Inc. (The)	4,133	686,822
Truist Financial Corp.	22,019	1,383,234
W R Berkley Corp.	2,245	189,702
Willis Towers Watson PLC	2,123	496,697

Total Financials		40,945,948

Health Care — 14.2%
Abbott Laboratories	29,288	3,733,048
AbbVie, Inc.	29,039	3,975,149
ABIOMED, Inc.*	737	218,056
Agilent Technologies, Inc.	5,014	698,550
Align Technology, Inc.*	1,227	607,316
Alnylam Pharmaceuticals, Inc.*	1,970	271,072
Amgen, Inc.	9,427	2,141,249
Anthem, Inc.	4,045	1,783,805
Avantor, Inc.*	8,792	328,205
Biogen, Inc.*	2,467	557,542
BioMarin Pharmaceutical, Inc.*	3,036	269,081
Cardinal Health, Inc.	4,706	242,688
Catalent, Inc.*	2,826	293,706
Centene Corp.*	9,476	736,854
Cerner Corp.	4,915	448,248
Cigna Corp.	5,643	1,300,486
Cooper Cos., Inc. (The)	822	327,403
CVS Health Corp.	21,889	2,331,397
Danaher Corp.	10,548	3,014,513
DaVita, Inc.*	1,090	118,123
DENTSPLY SIRONA, Inc.	3,619	193,327
Dexcom, Inc.*	1,591	684,894
Edwards Lifesciences Corp.*	10,291	1,123,777
Eli Lilly & Co.	14,089	3,457,300
Exact Sciences Corp.*	2,836	216,557
Gilead Sciences, Inc.	20,868	1,433,214
HCA Healthcare, Inc.	4,137	993,087
Henry Schein, Inc.*	2,297	172,964
Hologic, Inc.*	4,173	293,112
Horizon Therapeutics PLC*	3,726	347,748
Humana, Inc.	2,105	826,212
IDEXX Laboratories, Inc.*	1,398	709,205
Illumina, Inc.*	2,590	903,444
Incyte Corp.*	3,098	230,274
Intuitive Surgical, Inc.*	5,886	1,672,683
IQVIA Holdings, Inc.*	3,113	762,374
Jazz Pharmaceuticals PLC*	988	137,243
Johnson & Johnson	43,795	7,545,441
Laboratory Corp. of America Holdings*	1,591	431,734
Medtronic PLC	22,372	2,315,278
Merck & Co., Inc.	41,957	3,418,656
Mettler-Toledo International, Inc.*	372	547,837
Moderna, Inc.*	5,732	970,600
Quest Diagnostics, Inc.	2,025	273,415
Regeneron Pharmaceuticals, Inc.*	1,701	1,035,212
ResMed, Inc.	2,401	548,869
Seagen, Inc.*	2,217	298,209
Teladoc Health, Inc.*	2,382	182,723
Thermo Fisher Scientific, Inc.	6,534	3,798,214
UnitedHealth Group, Inc.	15,614	7,378,708
Vertex Pharmaceuticals, Inc.*	4,304	1,046,087
Waters Corp.*	1,018	325,882
West Pharmaceutical Services, Inc.	1,223	480,908

Total Health Care		68,151,679

Industrials — 6.2%
3M Co.	9,624	1,597,776
A O Smith Corp.	2,199	168,048
CH Robinson Worldwide, Inc.	2,154	225,416
Cintas Corp.	1,458	570,851
CoStar Group, Inc.*	6,498	455,900
CSX Corp.	37,444	1,281,334
Deere & Co.	4,660	1,754,024
Dover Corp.	2,379	404,216
Eaton Corp. PLC	6,614	1,047,856
Equifax, Inc.	2,023	485,034
Expeditors International of Washington, Inc.	2,807	321,345
Fastenal Co.	9,535	540,444
FedEx Corp.	4,081	1,003,355
Fortive Corp.	5,802	409,273
Fortune Brands Home & Security, Inc.	2,287	215,367
General Electric Co.	18,015	1,702,057
IHS Markit Ltd.	5,837	681,703
Illinois Tool Works, Inc.	4,650	1,087,728
Ingersoll Rand, Inc.	6,955	390,941
JB Hunt Transport Services, Inc.	1,385	266,668
Johnson Controls International PLC	11,827	859,468
Lyft, Inc., Class A*	4,508	173,648
Masco Corp.	4,087	258,830
Norfolk Southern Corp.	4,103	1,115,975
Old Dominion Freight Line, Inc.	1,731	522,641
Otis Worldwide Corp.	7,104	606,895
Parker-Hannifin Corp.	2,124	658,461
Republic Services, Inc.	3,484	444,767
Rockwell Automation, Inc.	1,926	557,038
Roper Technologies, Inc.	1,749	764,593
Trane Technologies PLC	3,936	681,322
TransUnion	3,148	324,622
Union Pacific Corp.	10,830	2,648,476
United Parcel Service, Inc., Class B	12,112	2,449,167
United Rentals, Inc.*	1,197	383,184
Verisk Analytics, Inc.	2,658	521,313
Waste Management, Inc.	6,993	1,052,027
Westinghouse Air Brake Technologies Corp.	2,981	265,011
WW Grainger, Inc.	723	357,964
Xylem, Inc.	2,988	313,800

Total Industrials		29,568,538

Information Technology — 37.6%
Accenture PLC, Class A	10,546	3,728,855

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Adobe, Inc.*	7,903	$4,222,573
Advanced Micro Devices, Inc.*	20,084	2,294,597
Akamai Technologies, Inc.*	2,656	304,245
Analog Devices, Inc.	8,907	1,460,481
ANSYS, Inc.*	1,435	487,914
Apple, Inc.	274,913	48,049,294
Applied Materials, Inc.	14,945	2,065,100
Arista Networks, Inc.*	3,779	469,767
Autodesk, Inc.*	3,653	912,483
Automatic Data Processing, Inc.	7,021	1,447,520
Broadcom, Inc.	6,590	3,860,949
Broadridge Financial Solutions, Inc.	1,917	305,225
Cadence Design Systems, Inc.*	4,537	690,259
CDW Corp.	2,269	428,954
Cisco Systems, Inc.	64,701	3,601,905
Citrix Systems, Inc.	2,052	209,181
Cognizant Technology Solutions Corp., Class A	8,720	744,862
Coupa Software, Inc.*	1,225	164,481
Datadog, Inc., Class A*	3,689	539,000
Dell Technologies, Inc., Class C*	4,704	267,234
DocuSign, Inc.*	3,176	399,446
Dropbox, Inc., Class A*	4,967	122,933
Enphase Energy, Inc.*	2,040	286,559
EPAM Systems, Inc.*	907	431,859
F5, Inc.*	1,001	207,828
Fiserv, Inc.*	9,885	1,044,845
Fortinet, Inc.*	2,322	690,191
Gartner, Inc.*	1,346	395,576
Global Payments, Inc.	4,846	726,318
Hewlett Packard Enterprise Co.	21,717	354,639
HP, Inc.	19,142	703,086
HubSpot, Inc.*	741	362,201
Intel Corp.	67,493	3,295,008
International Business Machines Corp.	14,897	1,989,792
Intuit, Inc.	4,418	2,453,006
Keysight Technologies, Inc.*	3,052	515,239
KLA Corp.	2,523	982,128
Lam Research Corp.	2,330	1,374,514
Mastercard, Inc., Class A	14,422	5,572,372
Micron Technology, Inc.	18,701	1,538,531
Microsoft Corp.	123,291	38,341,035
Motorola Solutions, Inc.	2,800	649,432
NetApp, Inc.	3,714	321,298
NortonLifeLock, Inc.	9,355	243,324
NVIDIA Corp.	39,906	9,771,383
Okta, Inc.*	2,442	483,247
Palo Alto Networks, Inc.*	1,589	822,149
Paychex, Inc.	5,358	630,958
Paycom Software, Inc.*	852	285,676
PayPal Holdings, Inc.*	19,478	3,349,047
QUALCOMM, Inc.	18,751	3,295,676
RingCentral, Inc., Class A*	1,340	236,497
salesforce.com, Inc.*	15,745	3,662,759
Seagate Technology Holdings PLC	3,457	370,418
ServiceNow, Inc.*	3,296	1,930,731
Skyworks Solutions, Inc.	2,744	402,051
Splunk, Inc.*	2,670	330,866
Synopsys, Inc.*	2,529	785,255
TE Connectivity Ltd.	5,453	779,834
Teradyne, Inc.	2,740	321,758
Texas Instruments, Inc.	15,342	2,753,736
Trimble, Inc.*	4,172	301,052
Twilio, Inc., Class A*	2,738	564,357
VeriSign, Inc.*	1,619	351,614
Visa, Inc., Class A(a)	27,908	6,311,952
VMware, Inc., Class A	3,382	434,519
Western Digital Corp.*	5,053	261,442
Western Union Co. (The)	6,717	127,018
Workday, Inc., Class A*	3,137	793,692
Xilinx, Inc.	4,108	795,103
Zebra Technologies Corp., Class A*	878	447,007
Zscaler, Inc.*	1,340	344,527

Total Information Technology		180,200,363

Materials — 2.5%
Air Products and Chemicals, Inc.	3,673	1,036,227
Albemarle Corp.	1,939	428,015
Ball Corp.	5,400	524,340
Dow, Inc.	12,380	739,457
DuPont de Nemours, Inc.	8,684	665,194
Ecolab, Inc.	4,229	801,184
International Flavors & Fragrances, Inc.	4,237	558,945
International Paper Co.	6,476	312,467
Linde PLC	8,539	2,721,209
LyondellBasell Industries NV, Class A	4,378	423,484
Newmont Corp.	13,289	812,888
Nucor Corp.	4,853	492,094
Packaging Corp. of America	1,564	235,585
PPG Industries, Inc.	3,947	616,521
Sherwin-Williams Co. (The)	4,000	1,146,040
Vulcan Materials Co.	2,150	409,167
Westrock Co.	4,374	201,904

Total Materials		12,124,721

Real Estate — 3.5%
Alexandria Real Estate Equities, Inc.	2,515	490,023
American Tower Corp.	7,547	1,898,071
AvalonBay Communities, Inc.	2,325	567,835
Boston Properties, Inc.	2,364	264,957
CBRE Group, Inc., Class A*	5,372	544,398
Crown Castle International Corp.	7,165	1,307,684
Digital Realty Trust, Inc.	4,815	718,542
Duke Realty Corp.	6,283	363,032
Equinix, Inc.	1,491	1,080,826
Equity Residential	6,025	534,598
Essex Property Trust, Inc.	1,086	361,095
Extra Space Storage, Inc.	2,188	433,640
Healthpeak Properties, Inc.	8,940	316,208
Host Hotels & Resorts, Inc.*	11,746	203,676
Invitation Homes, Inc.	9,877	414,636
Iron Mountain, Inc.	4,764	218,763
Mid-America Apartment Communities, Inc.	1,917	396,206
Prologis, Inc.	12,270	1,924,181
Public Storage	2,525	905,288
Realty Income Corp.	6,464	448,666
SBA Communications Corp.	1,814	590,348
Simon Property Group, Inc.	5,444	801,357
UDR, Inc.	4,904	278,743
Ventas, Inc.	6,511	345,213
Welltower, Inc.	7,017	607,883
Weyerhaeuser Co.	12,446	503,192
WP Carey, Inc.	3,115	241,724
Zillow Group, Inc., Class A*	723	36,049

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Zillow Group, Inc., Class C*	2,817	$142,202

Total Real Estate		16,939,036

Utilities — 1.4%
American Water Works Co., Inc.	3,018	485,294
Atmos Energy Corp.	2,157	231,274
Avangrid, Inc.	1,178	55,036
CenterPoint Energy, Inc.	9,829	278,750
Consolidated Edison, Inc.	5,872	507,634
Edison International	6,315	396,519
Entergy Corp.	3,328	371,971
Eversource Energy	5,669	507,319
NextEra Energy, Inc.	32,574	2,544,681
Public Service Enterprise Group, Inc.	8,408	559,384
Sempra Energy	5,249	725,202

Total Utilities		6,663,064

Total Common Stocks
(Cost $397,242,940)		477,917,819

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)
(Cost $505,090)	505,090	505,090

Total Investments — 99.9%
(Cost $397,748,030)		478,422,909
Other Assets and Liabilities, Net — 0.1%		313,203
Net Assets — 100.0%		$478,736,112

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,720,311; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $7,896,229.
(b)	Reflects the 1-day yield at January 31, 2022.

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$477,917,819	$–	$–	$477,917,819
Short-Term Investments:
Money Market Funds	505,090	–	–	505,090
Total Investments in Securities	$478,422,909	$–	$–	$478,422,909

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.